INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. federal rate	34.00%	34.00%
U.S. state rate	5.00%	5.00%
Non-deductible expenses	(22.30%)	0.00%
U.S. effective rate in excess of China tax rate	(1.00%)	(15.80%)
U.S. valuation allowance	(15.70%)	5.10%
Total provision for income taxes	0.00%	28.30%